(Columbia Dividend Income Fund Class - ABCIRTW) | Columbia Dividend Income Fund
COLUMBIA FUNDS SERIES TRUST I

Columbia Dividend Income Fund
(the "Fund")

Supplement dated July 21, 2011 to
the Fund's prospectuses dated February 1, 2011, as supplemented

Effective on July 1, 2011, the prospectuses for the Fund are revised and supplemented as follows:

Fees and Expenses of the Fund.

The section of the Fund's prospectus offering Class A, Class B, Class C, Class I, Class R, Class T and Class W shares entitled "Columbia Dividend Income Fund -- Fees and Expenses of the Fund" is modified by deleting the table entitled "Annual Fund Operating Expenses" and the expense example table in the subsection entitled "Example" and replacing them with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia Dividend Income Fund Class - ABCIRTW) Columbia Dividend Income Fund		Class A Shares	Class B Shares	Class C Shares	Class I Shares	Class R Shares	Class T Shares	Class W Shares
Management fees	[1]	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%
Distribution and/or service (Rule 12b-1) fees		0.25%	1.00%	1.00%	none	0.50%	none	0.25%
Other expenses	[2]	0.21%	0.21%	0.21%	0.04%	0.21%	0.51%	0.21%
Total annual Fund operating expenses		1.32%	2.07%	2.07%	0.90%	1.57%	1.37%	1.32%
Fee waivers and/or reimbursements		(0.32%)	(0.32%)	(0.32%)	(0.23%)	(0.32%)	(0.32%)	(0.32%)
Total annual Fund operating expenses after fee waivers and/or reimbursements	[3]	1.00%	1.75%	1.75%	0.67%	1.25%	1.05%	1.00%
[1]	Management fees have been restated to reflect contractual changes to the investment advisory and/or administrative fee rates.
[2]	Other expenses have been restated to reflect contractual changes to the fees paid by the Fund.
[3]	Columbia Management Investment Advisers, LLC (the Adviser) and certain of its affiliates have contractually agreed to waive fees or reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and extraordinary expenses) until January 31, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses will not exceed the annual rates of 1.00% for Class A, 1.75% for Class B, 1.75% for Class C, 0.67% for Class I, 1.25% for Class R, 1.05% for Class T and 1.00% for Class W.

Expense Example Columbia Dividend Income Fund (Columbia Dividend Income Fund Class - ABCIRTW) (USD $)		1 Year	3 Years	5 Years	10 Years
Class A Shares	[1]	671	940	1,228	2,047
Class B Shares	[1]	678	918	1,284	2,182
Class C Shares	[1]	278	618	1,084	2,375
Class I Shares	[1]	68	264	476	1,087
Class R Shares	[1]	127	464	825	1,840
Class T Shares	[1]	676	954	1,253	2,100
Class W Shares	[1]	102	387	693	1,562
[1]	The waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on January 31, 2013 and are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

Expense Example, No Redemption Columbia Dividend Income Fund (Columbia Dividend Income Fund Class - ABCIRTW) (USD $)		1 Year	3 Years	5 Years	10 Years
Class B Shares	[1]	178	618	1,084	2,182
Class C Shares	[1]	178	618	1,084	2,375
[1]	The waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on January 31, 2013 and are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.